SCHEDULE OF AMOUNT DUE TO DIRECTORS (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Amount Due To Director
Amount due to director	$ 100	$ 95	$ 100
Foreign exchange translation	(10)
Total amount due to director	$ 90	$ 95	$ 100